Share Capital - (Details)	Dec. 31, 2025 HKD ($) $ / shares shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 HKD ($) $ / shares shares
Value of Shares [Abstract]
Share capital	$ 1,560		$ 1,560
Ordinary shares | Class A ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of Shares [Abstract]
Number of shares authorised (in shares) | shares	1,350,000		1,350,000		1,350,000
Number of shares issued and fully paid | shares	1,350,000		1,350,000		1,350,000
Value of Shares [Abstract]
Authorized share capital	$ 135		$ 135		$ 135
Share capital	$ 135		$ 135		$ 135
Ordinary shares | Class B ordinary shares
Disclosure of classes of share capital [line items]
Par value per share (in US Dollars per share) | (per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of Shares [Abstract]
Number of shares authorised (in shares) | shares	650,000		650,000		650,000
Number of shares issued and fully paid | shares	650,000		650,000		650,000
Value of Shares [Abstract]
Authorized share capital	$ 65		$ 65		$ 65
Share capital	$ 65		$ 65		$ 65